UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 30, 2000

Check here if amended [     ];	Amended Number:
This Amendment (check only one.):	[     ] is a restatement.
						[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Artemis Investment Management LLC
Address:	437 Madison Avenue
		28th Floor
		New York, NY 10022

Strategic Investment Management:

13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:		Assistant Treasurer
Phone:	(212) 207-2703

Signature				Place					Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  	 	      02/13/01

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:			1

Form 13F information table entry total:			40

Form 13F information table value total (x$1000):	$135,993


List of other included managers:

No.	13F File number 		Name

1.	28-2437			Strategic Investment Management.

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Artemis Investment Management LLC
Form 13F
December 31, 2000









Title of

Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Mgrs
Sole
Shared
None
------------------------------
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---------
--------
--------
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------
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APW LTD
COM
G04397108
1576
46700
SH

Sole

46700


ATS Medical Inc.
COM
002083103
1118
78795
SH

Sole

78795


Advo Inc.
COM
007585102
1205
27145
SH

Sole

27145


Agrium Inc
COM
008916108
3130
214000
SH

Sole

214000


Aspect Medical Systems
COM
045235108
34
3940
SH

Sole

3940


Atlas Air Inc
COM
049164106
2708
83000
SH

Sole

83000


BindView Development Corporati
COM
090327107
4381
465765
SH

Sole

465765


Biosource International Inc.
COM
09066H104
4875
318350
SH

Sole

318350


Borders Group Inc
COM
099709107
5742
491300
SH

Sole

491300


Brightpoint Inc.
COM
109473108
1563
446650
SH

Sole

446650


CCor.net Corp.
COM
125010108
4193
431420
SH

Sole

431420


Cabot Corp.
COM
127055101
4886
185250
SH

Sole

185250


Caminus Corp
COM
133766105
3021
129922
SH

Sole

129922


Cray Inc
COM
225223106
954
636110
SH

Sole

636110


Duane Reade Inc.
COM
263578106
5184
169610
SH

Sole

169610


EGL Inc
COM
268484102
1660
69330
SH

Sole

69330


Entercom Communications Corp.
COM
293639100
4374
127000
SH

Sole

127000


Excel Technology Inc.
COM
30067T103
2928
146750
SH

Sole

146750


F.Y.I.
COM
302712104
5421
147000
SH

Sole

147000


Hooper Holmes Inc.
COM
439104100
7648
691530
SH

Sole

691530


LCC International Inc.
COM
501810105
3261
299900
SH

Sole

299900


Level 8 Systems Inc.
COM
52729M102
1626
266900
SH

Sole

266900


MasTec Inc.
COM
576323109
3418
170900
SH

Sole

170900


Metro Goldwyn Mayer Inc.
COM
591610100
3312
203054
SH

Sole

203054


Mobile Mini Inc.
COM
60740F105
4106
178505
SH

Sole

178505


Pactiv Corporation
COM
695257105
5967
482185
SH

Sole

482185


Power Integrations Inc.
COM
739276103
4741
412250
SH

Sole

412250


Protective Life Corp
COM
743674103
5409
167710
SH

Sole

167710


Regeneration Technologies Inc.
COM
75886N100
2285
160355
SH

Sole

160355


Rural Cellular Corp.
COM
781904107
2149
72555
SH

Sole

72555


Semtech Corp
COM
816850101
3192
144670
SH

Sole

144670


Sensient Tech Corp
COM
81725T100
6780
298005
SH

Sole

298005


Six Flags Inc.
COM
83001P109
6747
392570
SH

Sole

392570


Sybron Dental Specialties Inc
COM
871142105
408
24191
SH

Sole

24191


Tektronix Inc.
COM
879131100
3680
109235
SH

Sole

109235


Trintech Group
COM
896682101
1512
137450
SH

Sole

137450


UbiquiTel
COM
903474302
932
169450
SH

Sole

169450


Varian Inc.
COM
922206107
3540
104500
SH

Sole

104500


Varian Medical Systems Inc
COM
92220P105
3794
55850
SH

Sole

55850


Z-Tel Technologies Inc.
COM
988792107
2534
488550
SH

Sole

488550


REPORT SUMMARY
40
DATA RECORDS
135993

0






























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